Significant accounting policies, and significant accounting estimates and assessments	12 Months Ended
Dec. 31, 2020
Significant accounting policies, and significant accounting estimates and assessments
Significant accounting policies, and significant accounting estimates and assessments

Note 1 – Significant accounting policies, and significant accounting estimates and assessments

Significant accounting policies

Basis of preparation

The consolidated financial statements of Zealand have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as adopted by the EU and additional requirements under the Danish Financial Statements Act (class D).

The Board of Directors considered and approved the 2020 Annual Report of Zealand on March 10, 2021. The Annual Report will be submitted to the shareholders of Zealand for approval at the Annual General Meeting on April 15, 2021.

The consolidated financial statements are presented on a historical cost basis, except for certain financial assets and liabilities measured at fair value.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and on the significance of the inputs to the fair value measurement as a whole. The inputs are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
•	Level 2 inputs are inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
•	Level 3 inputs are fair value measures derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The consolidated financial statements are presented in Danish kroner (DKK), which is the functional currency of the Parent Company.

In the narrative sections of the financial statements, comparative figures for 2019 and 2018 are shown in brackets if not indicated otherwise.

Implementation of new and revised standards and interpretations

A few amendments apply for the first time in 2020, but do not have an impact on the consolidated financial statements of the Group.

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Furthermore, it clarified that a business can exist without including all of the inputs and processes needed to create outputs.

Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform

The amendments to IFRS 7, IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and or amount of benchmark-based cash flows of the hedged item or the hedging instrument.

Amendments to IAS 1 and IAS 8: Definition of Material

The amendments provide a new definition of material that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.

Standards and interpretations issued, but not yet applied

IASB has issued a number of new and amended standards which are not yet effective. None of these new standards or amendments are expected to impact the Group.

Accounting policies

The Group has applied new accounting policies to the following areas as a consequence of the acquisition of the Valeritas business as disclosed in note 29.

•	Revenue (extended)
•	Cost of goods sold
•	Sales and marketing expenses (extended)
•	Impairment testing (Extended)
•	Inventories
•	Trade receivables write-down (extended)
•	Discount and rebate provision
•	Business combinations

The accounting policies are apart from the line items above unchanged from last year. The accounting policies for specific line items and transactions are included in the respective notes to the financial statements except for basis and principles of consolidation, foreign currency translation, classification of income statement, segment reporting, classification of financial assets and the cash flow statement, which are included below.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and accounting periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra-Group transactions, balances, income and expenses.

Functional currency

A functional currency is determined for each Group entity.The functional currency is the currency used in the primary financial environment in which the individual Group entity operates.

Foreign currency translation

Transactions denominated in currencies other than the transacting entity's functional currency are translated at the exchange rates on the transaction dates.

Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the statement of financial position date are translated by applying the exchange rates at the statement of financial position date. Differences arising between the rate at the statement of financial position date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

Recognition in the consolidated financial statements

On preparation of the consolidated financial statements, the income statements of entities with a functional currency different from DKK are translated at the average exchange rate for the period, and balance sheet items are translated at the exchange rate ruling at the reporting date.

Foreign exchange differences arising on translation of the equity of foreign entities and on translation of receivables considered part of net investment are recognised directly in other comprehensive income.

Foreign exchange differences arising on the translation of income statements from the average exchange rate for the period to the exchange rate ruling at the reporting date are also recognised in other comprehensive income. Adjustments are presented under a separate translation reserve in equity.

Materiality in financial reporting

In preparing the Annual Report, Management seeks to improve the information value of the consolidated financial statements, the notes to the statements and other measures disclosed by presenting the information in a way that supports the understanding of the Group’s performance in the reporting period.

This objective is achieved by presenting fair transactional aggregation levels on line items and other financial information, emphasising information that is considered of material importance to the user and making relevant rather than generic descriptions throughout the Annual Report.

All disclosures are made in compliance with the International Financial Reporting Standards, the Danish Financial Statements Act and other relevant regulations, ensuring a true and fair view throughout the Annual Report.

Consolidated financial statements

Income statement

The expenses recognized in the income statement is presented as an analysis using a classification based on their function.

Cost of goods sold

Cost of goods sold includes raw materials, labor costs, manufacturing overhead expenses and reserves for anticipated scrap and inventory obsolescence.

Segment reporting

The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with line of business, product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas or geographical areas.

Statement of financial position

Financial assets

Financial assets include receivables, marketable securities and cash. Financial assets are divided into categories of which the following are relevant for the Group:

1.

Financial assets at amortized cost comprising of receivables with contractual cash flowssolely comprising of payment of principal and interest and which are held for the purpose of collecting the contractual cash flow.

2.	Financial assets at fair value through the income statement, which are marketable securitiescategorized as equity instruments are held for trading and classified at fair value through profit and loss.
3.	Equity investments. These investments are measured at fair value through the profit and loss.

Financial assets are assigned to the different categories by Management on initial recognition, depending on the cash flow characteristics and purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the income statement are initially recognized at fair value, plus transaction costs.

Statement of cash flows

The cash flow statement is prepared in accordance with the indirect method on the basis of the operating result for the year. The statement shows the cash flows broken down into operating, investing and financing activities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents. The cash flow statement cannot be derived directly from the balance sheet and income statement.

Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date.

Cash flow from operating activities

Cash flow from operating activities is presented indirectly and is calculated as the net operating result adjusted for depreciation and amortization, sale of royalties, non‑cash operating items, changes in net working capital, financial items paid, and income tax benefits received  and paid.

Cash flow from investing activities

Cash flow from investing activities includes cash flows from the sale of future royalties and milestone relating to the Sanofi license, purchase and sale of property, plant and equipment, investments and deposits, net cashflow from acquisition of Valertias activities, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

Cash flow from financing activities includes proceeds from issuance of new ordinary shares, proceeds from issuance of shares related to exercise of sharebased compensation. and related costs, finance lease installments and loan financing.

Cash and cash equivalents

Cash and cash equivalents comprise cash and bank balances. Cash and cash equivalents are instruments with original maturities of 90 days or less. The Company does not have any cash equivalents for the years ended December 31, 2020 and 2019.

Information on COVID-19

Our business, operations and clinical studies were, of course, impacted by the effects of COVID-19. Although our clinical studies continued without interruption during 2020, there were delays and increased total costs arising from the implications of COVID-19.

However, we have not recognized any write-offs, impairments of assets, or losses to onerous contracts due to COVID-19. The impairment of V-Go IP as explained in note 12 was due to

Managements decision to allocate resources to support future product launches while limiting the investment in the V-Go product.

The COVID-19 pandemic is also having an effect on other aspects of our business, including: our third-party manufacturers, and other third parties; albeit with no material effect or impact. The COVID-19 pandemic may, in the long-term, affect the productivity of our staff; our ability to attract, integrate, manage and retain qualified personnel or key employees; our global supply chains and relationships with vendors and other parties; significant disruption of global financial markets; and reduced ability to secure additional funding. We continuously monitor the COVID-19 pandemic and its potential impact on our business and financials.

Significant accounting estimates and judgments

The preparation of the consolidated financial statements requires Management to make judgments and estimates that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. In applying our accounting policies, Management is required to make judgements and estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertainties that may result in deviations in actual results compared with estimates.

Please refer to the table below to see in which note the accounting estimates and judgements are presented.

Notes including management’s estimates and judgements

	Estimates	Judgements
2 – Revenue	X	X
6 – Employee incentive programs	X
13 – Encycle Therapeutics, Inc. acquisition		X
25 – Discount and rebate provision	X	X
29 – Business Combinations	X	X

Additional description of Management estimates and judgements made are described below

Revenue recognition (management estimate and judgement)

Revenue comprises license payments, milestone payments , product revenue and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation. When entering into licensing and development agreements, a critical judgment relates to whether the customer could continue development of the Intellectual Property (IP) to the stage promised by Zealand under the promise to provide R&D services. If this is not the case, the IP and the R&D services are considered a single performance obligation.

Milestone payments are related to the collaborative research agreements with commercial partners and are recognized when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the customer simultaneously with delivery is recognized along with delivery of the services.

Employee incentive programs (management estimates)

In accordance with IFRS 2, Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement over the vesting period. The fair value of each warrant granted during the year is estimated using the Black– Scholes option pricing model. This requires the input of subjective assumptions such as:

•	The expected stock price volatility, which is based on the historical volatility of Zealand’s share price
•	The selection of the risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity equal to the expected term
•	The duration of the warrants, which is assumed to be until the middle of the exercise period

The total fair value of the warrants is recognized in the income statement over the vesting period. An adjustment is made to reflect an expected attrition rate during the vesting period. The attrition rate is re-estimated at year-end based on the historical attrition rate resulting in recognition of an expense equal to grant date fair value of the number of warrants which actually vest.

Discount and rebate (management estimate and judgement)

Provisions regarding sales rebates and discounts granted to government agencies, wholesalers, retail pharmacies, managed care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered. For both managed care rebates and the medicare part D rebates, the key assumptions relate to the rebate percentages by each pharmacy as determined in each pharmacy's contract with the Company and forecasted number of prescriptions that will be filled by each pharmacy (referred to as payor mix). For co-pay card redemptions, the key assumptions relate to expected settlement rate for sales units remaining in the channel that have yet to be presented under co-pay terms. These assumptions are made based on historical actuals, which are used to estimate forecasted trends, including payor mix and settlement rates, which are used to estimate the expected settlement of managed care rebates and medicare part D rebates, and co-pay card redemption, and the specific terms in the individual agreements. Unsettled rebates are recognized as provisions when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognized as provisions. Please refer to note 25 for further information on sales rebates and provisions.

Encycle Therapeutics, Inc. acquisition (management judgement)

As of October 2019, Zealand acquired all outstanding shares in Encycle Therapeutics, Inc. and all its intellectual property, including all rights to develop and commercialize the lead asset.

Zealand did not acquire any infrastructure or personnel costs with this transaction. The total future consideration for the acquisition could potentially reach USD 80 million in one-time contingent value rights ("earn-outs"), of which USD 10 million in earn-outs could be payable up to the successful completion of a Phase 2 study. All earn-outs are payable in cash and/or Zealand equity at Zealand's discretion, are linked to the lead asset only, and contingent on certain future successful development, regulatory, and commercial-related milestones. There is also a potential mid-single digit royalty on global net sales from the lead asset.

The acquistion has been measured based on the overall cost of the transaction less the fair value of the cash balance and trade payables also acquired. The fair value of the contingent considerations related to Encycle Therapeutics was assessed to be zero as per the acquisition date based on the significant uncertainty of the outcome of the development to be performed by Zealand.

Business Combinations (management estimates and judgements)

In applying the acquisition method of accounting, estimates are an integral part of assessing fair values of several identifiable assets acquired and liabilities assumed, as observable market prices are typically not available.

Valuation techniques where estimates are applied typically relate to determining the present value of future uncertain cash flows or assessing other events in which the outcome is uncertain at the date of acquisition.

More significant estimates are typically applied in accounting for Intellectual properties, customer relationships, trade receivables, deferred tax and debt.

The calculation of the fair value of intangible assets is most sensitive to the revenue and gross margin growths. Please refer to note 29 for further information on Business Combinations.

As a result of the uncertainties inherent in fair value estimation, measurement period adjustments may be applied.